Other Assets	9 Months Ended
Sep. 30, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets

8. Other Assets

	September 30, 2021	December 31, 2020
Utility deposits	$5,571	$—
Investment in unconsolidated entity	5,000	—
Prepayments for fixed assets	2,567	—
Collateral for hedging program	2,480	—
Prepaid transaction costs for business combination	—	1,127
Other assets	1,106	61
Total other assets	$16,724	$1,188